Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER LIMITED-TERM GOVERNMENT FUND
Prospectus Date	rr_ProspectusDate	Dec. 28, 2018
Document Creation Date	dei_DocumentCreationDate	Dec. 27, 2018